Putnam Focused Large Cap Value ETF
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value
Aerospace and defense (2.1%)
Northrop Grumman Corp.	5,286	$2,818,971

		2,818,971
Airlines (1.4%)
Southwest Airlines Co.(NON)	46,373	1,850,746

		1,850,746
Automobiles (2.1%)
General Motors Co.	70,863	2,874,203

		2,874,203
Banks (6.2%)
Bank of America Corp.	157,571	5,964,062
Citigroup, Inc.	51,306	2,483,723

		8,447,785
Beverages (2.2%)
Coca-Cola Co. (The)	47,244	3,005,191

		3,005,191
Biotechnology (4.1%)
AbbVie, Inc.	10,559	1,701,900
Regeneron Pharmaceuticals, Inc.(NON)	5,243	3,941,163

		5,643,063
Building products (2.8%)
Johnson Controls International PLC	57,731	3,835,648

		3,835,648
Capital markets (3.1%)
Goldman Sachs Group, Inc. (The)	10,816	4,176,598

		4,176,598
Chemicals (3.2%)
Corteva, Inc.	34,117	2,291,298
Eastman Chemical Co.	23,619	2,045,878

		4,337,176
Containers and packaging (1.1%)
Ball Corp.	25,913	1,453,201

		1,453,201
Diversified financial services (2.5%)
Apollo Global Management, Inc.	49,863	3,459,994

		3,459,994
Electric utilities (5.6%)
Constellation Energy Corp.	21,141	2,032,073
Exelon Corp.	86,605	3,582,849
NRG Energy, Inc.	47,244	2,005,508

		7,620,430
Equity real estate investment trusts (REITs) (4.7%)
American Tower Corp.	5,243	1,160,014
Boston Properties, Inc.	13,113	945,185
Gaming and Leisure Properties, Inc.	81,363	4,280,507

		6,385,706
Food and staples retailing (3.7%)
BJ's Wholesale Club Holdings, Inc.(NON)	26,516	1,995,064
Walmart, Inc.	20,363	3,103,728

		5,098,792
Health-care providers and services (5.2%)
Cigna Corp.	13,221	4,348,255
McKesson Corp.	7,255	2,769,088

		7,117,343
Hotels, restaurants, and leisure (2.2%)
Hilton Worldwide Holdings, Inc.	20,993	2,994,022

		2,994,022
Household durables (1.1%)
PulteGroup, Inc.	34,117	1,527,759

		1,527,759
Household products (2.0%)
Procter & Gamble Co. (The)	18,371	2,740,218

		2,740,218
Insurance (4.8%)
American International Group, Inc.	78,039	4,925,041
Assured Guaranty, Ltd.	25,329	1,686,152

		6,611,193
Interactive media and services (2.0%)
Meta Platforms, Inc. Class A(NON)	22,602	2,669,296

		2,669,296
Life sciences tools and services (1.1%)
Thermo Fisher Scientific, Inc.	2,632	1,474,499

		1,474,499
Media (2.3%)
Charter Communications, Inc. Class A(NON)	7,946	3,109,190

		3,109,190
Metals and mining (2.5%)
Freeport-McMoRan, Inc. (Indonesia)	86,605	3,446,879

		3,446,879
Oil, gas, and consumable fuels (7.9%)
ConocoPhillips	39,360	4,861,354
Exxon Mobil Corp.	31,492	3,506,319
Valero Energy Corp.	18,367	2,454,199

		10,821,872
Pharmaceuticals (2.5%)
Sanofi ADR (France)	75,676	3,431,907

		3,431,907
Road and rail (2.1%)
Union Pacific Corp.	13,113	2,851,160

		2,851,160
Semiconductors and semiconductor equipment (3.8%)
NXP Semiconductors NV	15,743	2,768,249
Texas Instruments, Inc.	13,113	2,366,372

		5,134,621
Software (6.3%)
Microsoft Corp.	22,326	5,696,256
Oracle Corp.	34,113	2,832,402

		8,528,658
Specialty retail (1.7%)
O'Reilly Automotive, Inc.(NON)	2,632	2,275,469

		2,275,469
Trading companies and distributors (2.7%)
United Rentals, Inc.(NON)	10,504	3,708,227

		3,708,227
Wireless telecommunication services (1.5%)
T-Mobile US, Inc.(NON)	13,113	1,986,096

		1,986,096

Total common stocks (cost $119,748,875)		$131,435,913

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 3.58%	4,611,078	$4,611,078

Total short-term investments (cost $4,611,078)		$4,611,078
TOTAL INVESTMENTS

Total investments (cost $124,359,953)		$136,046,991

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $136,171,905.
(NON)	This security is non-income-producing.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,764,582	$—	$—
Consumer discretionary	9,671,453	—	—
Consumer staples	10,844,201	—	—
Energy	10,821,872	—	—
Financials	22,695,570	—	—
Health care	17,666,812	—	—
Industrials	15,064,752	—	—
Information technology	13,663,279	—	—
Materials	9,237,256	—	—
Real Estate	6,385,706	—	—
Utilities	7,620,430	—	—

Total common stocks	131,435,913	—	—
Short-term investments	4,611,078	—	—

Totals by level	$136,046,991	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com